Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Intangible assets	£ 1,938	£ 1,377
Property, plant and equipment	358	18
Deferred tax asset	81
Total non-current assets	2,377	1,395
Current assets
Prepayments, accrued income and other receivables	3,050	3,634
Current income tax receivable	4,225	2,195
Cash and cash equivalents	86,703	19,990
Total current assets	93,978	25,819
Total assets	96,355	27,214
Capital and reserves
Share capital and share premium	80,508	43,433
Other reserves	58,071	4,064
Accumulated deficit	(45,159)	(22,256)
Total equity attributable to equity holders	93,420	25,241
Non-current liabilities
Provisions	18
Current liabilities
Trade payables	1,120	728
Payroll taxes and social security	157	61
Accrued expenditure	1,640	1,184
Total current liabilities	2,917	1,973
Total liabilities	2,935	1,973
Total equity and liabilities	£ 96,355	£ 27,214